Note 19 - Trade receivables, net (Tables)	12 Months Ended
Dec. 31, 2023
Note 19 - Trade receivables, net
Disclosure of detailed information about current trade receivables [text block]
	Year ended December 31,
	2023	2022
Current accounts	2,471,565	2,479,035
Receivables from related parties	58,370	60,400
	2,529,935	2,539,435
Allowance for doubtful accounts, see note 25 (i)	(49,046)	(45,495)
	2,480,889	2,493,940

Disclosure if detailed information about the aging of trade receivables [text block]
At December 31, 2023	Trade Receivables	Not Due	Past due
			1 - 180 days	> 180 days
Guaranteed	261,113	236,714	23,991	408
Not guaranteed	2,268,822	1,613,626	590,236	64,960
Guaranteed and not guaranteed	2,529,935	1,850,340	614,227	65,368
Expected loss rate	0.06%	0.02%	0.18%	0.46%
Allowance for doubtful accounts	(1,636)	(312)	(1,249)	(75)
Nominative allowance for doubtful accounts	(47,410)	-	(748)	(46,662)
Net Value	2,480,889	1,850,028	612,230	18,631

At December 31, 2022	Trade Receivables	Not Due	Past due
			1 - 180 days	> 180 days
Guaranteed	265,898	237,784	27,431	683
Not guaranteed	2,273,537	1,756,707	465,423	51,407
Guaranteed and not guaranteed	2,539,435	1,994,491	492,854	52,090
Expected loss rate	0.06%	0.03%	0.18%	0.77%
Allowance for doubtful accounts	(1,657)	(654)	(920)	(83)
Nominative allowance for doubtful accounts	(43,838)	-	(1,541)	(42,297)
Net Value	2,493,940	1,993,837	490,393	9,710